Subsequent Events - Additional Information (Details) $ in Thousands		12 Months Ended
	Mar. 18, 2022 USD ($)	Dec. 31, 2019 ARS ($)	Mar. 25, 2022 USD ($)
Subsequent Events [Line Items]
Proceeds from sales of investments accounted for using equity method		$ 5,121,224
Prisma Medios De Pago S A [Member]
Subsequent Events [Line Items]
Proceeds from sales of investments accounted for using equity method	$ 40,038,121.84
Economic policy [Member] | International Monetary Fund Agreement [Member]
Subsequent Events [Line Items]
Net debt			$ 44,000,000,000
Percentage reduction in GDP Of primary fiscal deficit year 1			3.00%
Percentage reduction in GDP Of primary fiscal deficit year 2			2.50%
Percentage reduction in GDP Of primary fiscal deficit year 3			1.90%
Percentage reduction in GDP Of primary fiscal deficit year 4			0.90%
Percentage reduction in GDP Of monetary issue year 1			4.70%
Percentage reduction in GDP Of monetary issue year 2			1.00%
Percentage reduction in GDP Of monetary issue year 3			0.60%
Percentage reduction in GDP Of monetary issue year 4			0.00%